SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Intangible Assets
Increase in goodwill due to the finalization of the accounting for an acquisition	$ 14
Patents and technology | Minimum
Intangible Assets
Estimated useful life	5 years
Patents and technology | Maximum
Intangible Assets
Estimated useful life	30 years
Trademarks | Minimum
Intangible Assets
Estimated useful life	15 years
Trademarks | Maximum
Intangible Assets
Estimated useful life	30 years
Licenses and other agreements | Minimum
Intangible Assets
Estimated useful life	5 years
Licenses and other agreements | Maximum
Intangible Assets
Estimated useful life	15 years
Other intangibles | Minimum
Intangible Assets
Estimated useful life	5 years
Other intangibles | Maximum
Intangible Assets
Estimated useful life	15 years